Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net Sales	$ 3,268,116	$ 2,679,095	$ 1,943,218
Freight and delivery revenues	271,454	278,856	212,333
Total revenues	3,539,570	2,957,951	2,155,551
Cost of sales	2,546,349	2,156,735	1,579,261
Freight and delivery costs	271,454	278,856	212,333
Total cost of revenues	2,817,803	2,435,591	1,791,594
Gross Profit	721,767	522,360	363,957
Selling, general and administrative expenses	218,234	169,245	150,091
Acquisition-related expenses, net	8,464	42,891	671
Other operating expenses and (income), net	15,653	(4,649)	(4,793)
Earnings from Operations	479,416	314,873	217,988
Interest expense	76,287	66,057	53,467
Other nonoperating (income) and expenses, net	(10,672)	(362)	295
Earnings from continuing operations before taxes on income	413,801	249,178	164,226
Taxes on income	124,863	94,847	44,045
Earnings from Continuing Operations	288,938	154,331	120,181
Loss on discontinued operations, net of related tax benefit of $0, $40 and $417, respectively		(37)	(749)
Consolidated net earnings	288,938	154,294	119,432
Less: Net earnings (loss) attributable to noncontrolling interests	146	(1,307)	(1,905)
Net Earnings Attributable to Martin Marietta	288,792	155,601	121,337
Net Earnings (Loss) Attributable to Martin Marietta
Earnings from continuing operations	288,792	155,638	122,086
Discontinued operations		(37)	(749)
Net Earnings Attributable to Martin Marietta	$ 288,792	$ 155,601	$ 121,337
Net Earnings (Loss) Attributable to Martin Marietta Per Common Share (see Note A)
Basic from continuing operations attributable to common shareholders	$ 4.31	$ 2.73	$ 2.64
Discontinued operations attributable to common shareholders			(0.02)
Earnings Per Share, Basic, Total	4.31	2.73	2.62
Diluted from continuing operations attributable to common shareholders	4.29	2.71	2.63
Discontinued operations attributable to common shareholders			(0.02)
Earnings Per Share, Diluted, Total	$ 4.29	$ 2.71	$ 2.61
Weighted-Average Common Shares Outstanding
Basic	66,770	56,854	46,164
Diluted	67,020	57,088	46,285